Segment, Product and Geographic Information (Details 3) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Tangible Long Lived Asset [Line Items]
Property, plant and equipment, net	$ 54,461	$ 57,271
Taiwan [Member]
Segment Reporting Tangible Long Lived Asset [Line Items]
Property, plant and equipment, net	53,413	56,128
China [Member]
Segment Reporting Tangible Long Lived Asset [Line Items]
Property, plant and equipment, net	914	951
U.S. [Member]
Segment Reporting Tangible Long Lived Asset [Line Items]
Property, plant and equipment, net	63	114
Japan [Member]
Segment Reporting Tangible Long Lived Asset [Line Items]
Property, plant and equipment, net	32	42
Korea [Member]
Segment Reporting Tangible Long Lived Asset [Line Items]
Property, plant and equipment, net	$ 39	$ 36